Label	Element	Value
Class E Shares (NRAEX) | Neuberger Berman Sustainable Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Neuberger Berman Sustainable Equity Fund Class E Shares (NRAEX)
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s environmental, social and governance (ESG) criteria.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Aug. 31, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other expenses” are based on estimated expenses for the current fiscal year; actual expenses may vary.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
To pursue its goal, the Fund seeks to invest primarily in common stocks of mid- to large-capitalization companies that meet the Fund's quality oriented financial and ESG criteria. The Fund defines mid-capitalization companies as those with a total market capitalization of $2 billion and above and large-capitalization companies as those with a total market capitalization of $10 billion and above, both at the time of initial purchase.
The Portfolio Manager employs a fundamental research driven approach to stock selection and portfolio construction, with a focus on long term sustainability issues that, in the judgement of the Portfolio Manager, are financially material. This sustainable investment approach seeks to identify high quality, well-positioned companies with leadership that is focused on ESG issues relevant to their business. In doing such, the Portfolio Manager seeks to identify companies with certain practices, including (i) clear and relevant communication regarding management’s understanding, commitment to, and prioritization of, sustainability issues relevant to the business; (ii) identification and disclosure of material sustainability considerations and management objectives (e.g., sustainability-linked goals and targets, including their supply chain, or executive compensation frameworks linked to such goals and targets); and/or (iii) board-level oversight on material sustainability issues. As part of the focus on quality, the Portfolio Manager looks for solid balance sheets, strong management teams with a track record of success, good cash flow, the prospect for above-average earnings growth and the sustainability of those earnings, as well as of the company’s business model, over the long term. The Portfolio Manager seeks to purchase the stock of businesses that he believes to be well positioned and attractively valued. Among companies that meet these criteria, the Portfolio Manager looks for those that show leadership in environmental, social and governance considerations, including safe and equitable workplace practices and constructive community relations.
As part of the focus on long-term sustainability, the Portfolio Manager looks for companies that show leadership in their environmental and workplace practices. The Fund seeks to invest in companies that demonstrate ESG policies in the following areas: (i) environmental issues; (ii) employment practices and diversity policies; (iii) community relations; (iv) supply chain issues; (v) product integrity (e.g., safety, quality) and (vi) disclosure and sustainability reporting.
Consistent with the Fund’s ESG Criteria, the Portfolio Manager focuses on identifying companies that are responsive to environmental issues, including those that have identified and communicated climate-related risks and opportunities, have identified and communicated net-zero transition plans, have committed to or are transitioning to facilitate global decarbonization and/or the reduction of other greenhouse gas emissions; are agents of favorable change in workplace policies (particularly for women and minorities); are committed to upholding universal human rights standards; and are good corporate citizens. The Portfolio Manager judges companies on their corporate citizenship overall, considering their accomplishments as well as their goals. While these judgments are inevitably subjective, the Portfolio Manager endeavors to avoid companies that derive revenue from gambling or the production of alcohol, tobacco, weapons, nuclear power or private prisons. Please see the Statement of Additional Information for a detailed description of the Fund’s ESG Criteria.
Although the Fund invests primarily in domestic stocks, it may also invest in stocks of foreign companies. The Fund seeks to reduce risk by investing across many different industries.
The Portfolio Manager follows a disciplined selling strategy and may sell a security if he believes it is unattractively valued, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.
As a sustainable fund, the Fund is required by the federal securities laws to have a policy, which it cannot change without providing investors at least 60 days' written notice, of investing at least 80% of its net assets in equity securities selected in accordance with its ESG criteria. The 80% test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding. In practice, the Portfolio Manager intends to hold only securities selected in accordance with the Fund's ESG Criteria.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund's investment strategy.
The following performance is that of the Fund’s Investor Class, which is not offered through this prospectus. Class E would have substantially similar performance to Investor Class because the classes invest in the same portfolio of securities. Because Investor Class has higher expenses than Class E, its performance would have been lower than that of Class E.
Returns would have been lower if the Manager had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.
Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-366-6264
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	year-by-year % Returns as of 12/31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q2 '20, 19.28% Worst quarter: Q1 '20, -21.54% Year-to-date performance as of 6/30/2023: 15.30%
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The following performance is that of the Fund’s Investor Class, which is not offered through this prospectus. Class E would have substantially similar performance to Investor Class because the classes invest in the same portfolio of securities. Because Investor Class has higher expenses than Class E, its performance would have been lower than that of Class E.
Performance Table Heading	rr_PerformanceTableHeading	average annual total % returns as of 12/31/22
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Sustainable Equity Fund
Class E Shares (NRAEX) | Neuberger Berman Sustainable Equity Fund | Risk Not Insured Depository Institution [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Class E Shares (NRAEX) | Neuberger Berman Sustainable Equity Fund | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Class E Shares (NRAEX) | Neuberger Berman Sustainable Equity Fund | Currency Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar. To the extent that the Fund invests in securities or other instruments denominated in or indexed to foreign currencies, changes in currency exchange rates could adversely impact investment gains or add to investment losses. Currency exchange rates may fluctuate significantly over short periods of time and can be affected unpredictably by various factors, including investor perception and changes in interest rates; intervention, or failure to intervene, by U.S. or foreign governments, central banks, or supranational entities; or by currency controls or political developments in the U.S. or abroad.
Class E Shares (NRAEX) | Neuberger Berman Sustainable Equity Fund | ESG Criteria Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	The Fund’s application of ESG criteria is designed and utilized to help identify companies that demonstrate the potential to create economic value or reduce risk; however as with the use of any investment criteria in selecting a portfolio, there is no guarantee that the criteria used by the Fund will result in the selection of issuers that will outperform other issuers, or help reduce risk in the portfolio. The use of the Fund’s ESG criteria could also affect the Fund’s exposure to certain sectors or industries, and could impact the Fund’s investment performance depending on whether the ESG criteria used are ultimately reflected in the market.
Class E Shares (NRAEX) | Neuberger Berman Sustainable Equity Fund | Foreign Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political, diplomatic, or economic instability; trade barriers and other protectionist trade policies (including those of the U.S.); significant government involvement in an economy and/or market structure; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; higher transaction costs; confiscatory withholding or other taxes; and less stringent auditing and accounting, corporate disclosure, governance, and legal standards. As a result, foreign securities may fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, foreign markets may perform differently than the U.S. markets. The effect of economic instability on specific foreign markets or issuers may be difficult to predict or evaluate. Regardless of where a company is organized or its stock is traded, its performance may be affected significantly by events in regions from which it derives its profits or in which it conducts significant operations. Securities of issuers traded on foreign exchanges may be suspended, either by the issuers themselves, by an exchange, or by governmental authorities. Trading suspensions may be applied from time to time to the securities of individual issuers for reasons specific to that issuer, or may be applied broadly by exchanges or governmental authorities in response to market events. In the event that the Fund holds material positions in such suspended securities or instruments, the Fund’s ability to liquidate its positions or provide liquidity to investors may be compromised and the Fund could incur significant losses.
Class E Shares (NRAEX) | Neuberger Berman Sustainable Equity Fund | Issuer-Specific Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An individual security may be more volatile, and may perform differently, than the market as a whole. The Fund's portfolio may contain fewer securities than the portfolios of other mutual funds, which increases the risk that the value of the Fund could go down because of the poor performance of one or a few investments.
Class E Shares (NRAEX) | Neuberger Berman Sustainable Equity Fund | Market Volatility Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Markets may be volatile and values of individual securities and other investments, including those of a particular type, may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Geopolitical and other risks, including environmental and public health risks may add to instability in world economies and markets generally. Changes in value may be temporary or may last for extended periods. If the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.
Class E Shares (NRAEX) | Neuberger Berman Sustainable Equity Fund | Mid- and Large-Cap Companies Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	At times, mid- and large-cap companies may be out of favor with investors. Compared to smaller companies, large-cap companies may be unable to respond as quickly to changes and opportunities and may grow at a slower rate. Compared to larger companies, mid-cap companies may depend on a more limited management group, may have a shorter history of operations, less publicly available information, less stable earnings, and limited product lines, markets or financial resources. The securities of mid-cap companies are often more volatile and less liquid than the securities of larger companies and may be more affected than other types of securities by the underperformance of a sector, during market downturns, or by adverse publicity and investor perceptions.
Class E Shares (NRAEX) | Neuberger Berman Sustainable Equity Fund | Recent Market Conditions [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Both U.S. and international markets have experienced significant volatility in recent months and years. As a result of such volatility, investment returns may fluctuate significantly. National economies are substantially interconnected, as are global financial markets, which creates the possibility that conditions in one country or region might adversely impact issuers in a different country or region. However, the interconnectedness of economies and/or markets may be diminishing, which may impact such economies and markets in ways that cannot be foreseen at this time. Although interest rates were unusually low in recent years in the U.S. and abroad, recently, the Federal Reserve and certain foreign central banks began to raise interest rates as part of their efforts to address rising inflation. It is difficult to accurately predict the pace at which interest rates might increase, or the timing, frequency or magnitude of any such increases in interest rates. Additionally, various economic and political factors could cause the Federal Reserve or other foreign central banks to change their approach in the future and such actions may result in an economic slowdown both in the U.S. and abroad. Unexpected increases in interest rates could lead to market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets. Some countries, including the U.S., have in recent years adopted more protectionist trade policies. Slowing global economic growth, the rise in protectionist trade policies, changes to some major international trade agreements, risks associated with the trade agreement between the United Kingdom and the European Union, and the risks associated with ongoing trade negotiations with China, could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time. In addition, the current strength of the U.S. dollar may decrease foreign demand for U.S. assets, which could have a negative impact on certain issuers and/or industries. Regulators in the U.S. have proposed a number of changes to regulations involving the markets and issuers, some of which would apply to the Fund. While it is not currently known whether any of these regulations will be adopted, due to the current scope of regulations being proposed, any changes to regulation could limit the Fund’s ability to pursue its investment strategies or make certain investments, may make it more costly for it to operate, which, may in turn, impact performance. Russia’s invasion of the Ukraine, and corresponding events in late February 2022, have had, and could continue to have, severe adverse effects on regional and global economic markets for securities and commodities. Moreover, those events have, and could continue to have, an adverse effect on global markets performance and liquidity, thereby negatively affecting the value of the Fund’s investments. The duration of ongoing hostilities and the vast array of sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted. The impact of the COVID-19 pandemic has negatively affected and could continue to affect the economies of many nations, individual companies and the global securities and commodities markets, including their liquidity, in ways that cannot necessarily be foreseen at the present time. Epidemics and/or pandemics, such as the coronavirus, have and may further result in, among other things, closing borders, extended quarantines and stay-at-home orders, order cancellations, disruptions to supply chains and customer activity, widespread business closures and layoffs, as well as general concern and uncertainty. High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. Unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. There is widespread concern about the potential effects of global climate change on property and security values. Certain issuers, industries and regions may be adversely affected by the impact of climate change in ways that cannot be foreseen. The impact of legislation, regulation and international accords related to climate change may negatively impact certain issuers and/or industries.
Class E Shares (NRAEX) | Neuberger Berman Sustainable Equity Fund | Redemption Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	The Fund may experience periods of large or frequent redemptions that could cause the Fund to sell assets at inopportune times, which could have a negative impact on the Fund’s overall liquidity, or at a loss or depressed value. Redemption risk is greater to the extent that one or more investors or intermediaries control a large percentage of investments in the Fund and the risk is heightened during periods of declining or illiquid markets. Large redemptions could hurt the Fund’s performance, increase transaction costs, and create adverse tax consequences.
Class E Shares (NRAEX) | Neuberger Berman Sustainable Equity Fund | Sector Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	From time to time, based on market or economic conditions, the Fund may have significant positions in one or more sectors of the market. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.
Class E Shares (NRAEX) | Neuberger Berman Sustainable Equity Fund | Value Stock Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Value stocks may remain undervalued for extended periods of time, may decrease in value during a given period, may not ever realize what the portfolio management team believes to be their full value, or the portfolio management team’s assumptions about intrinsic value or potential for appreciation may be incorrect. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions or investor preferences.
Class E Shares (NRAEX) | Neuberger Berman Sustainable Equity Fund | Risk of Increase in Expenses [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expenses for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”
Class E Shares (NRAEX) | Neuberger Berman Sustainable Equity Fund | Operational and Cybersecurity Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	The Fund and its service providers, and your ability to transact with the Fund, may be negatively impacted due to operational matters arising from, among other problems, human errors, systems and technology disruptions or failures, or cybersecurity incidents. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the Fund or its service providers, as well as the securities trading venues and their service providers, to suffer data corruption or lose operational functionality. Cybersecurity incidents can result from deliberate attacks or unintentional events. It is not possible for the Manager or the other Fund service providers to identify all of the cybersecurity or other operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Most issuers in which the Fund invests are heavily dependent on computers for data storage and operations, and require ready access to the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of securities in which the Fund invests, leading to significant loss of value.
Class E Shares (NRAEX) | Neuberger Berman Sustainable Equity Fund | Risk Management [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it may only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program. The Fund could experience losses if judgments about risk prove to be incorrect.
Class E Shares (NRAEX) | Neuberger Berman Sustainable Equity Fund | Valuation Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	The Fund may not be able to sell an investment at the price at which the Fund has valued the investment. Such differences could be significant, particularly for illiquid securities and securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market or other conditions make it difficult to value an investment, the Fund may be required to value such investments using more subjective methods, known as fair value methodologies. Using fair value methodologies to price investments may result in a value that is different from an investment’s most recent price and from the prices used by other funds to calculate their NAVs. The Fund uses pricing services to provide values for certain securities and there is no assurance that the Fund will be able to sell an investment at the price established by such pricing services. The Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents.
Class E Shares (NRAEX) | Neuberger Berman Sustainable Equity Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(18.11%)
5 Years	rr_AverageAnnualReturnYear05	9.42%
10 Years	rr_AverageAnnualReturnYear10	12.56%
Class E Shares (NRAEX) | Neuberger Berman Sustainable Equity Fund | Class E
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.48%
Distribution and/or shareholder service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses1	rr_Component3OtherExpensesOverAssets	0.05%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.53%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.48%
Total annual operating expenses after fee waiver and/or expense reimbursement2	rr_NetExpensesOverAssets	0.05%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 5
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	121
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	248
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 619
Annual Return 2013	rr_AnnualReturn2013	38.20%
Annual Return 2014	rr_AnnualReturn2014	10.50%
Annual Return 2015	rr_AnnualReturn2015	(0.41%)
Annual Return 2016	rr_AnnualReturn2016	10.10%
Annual Return 2017	rr_AnnualReturn2017	18.57%
Annual Return 2018	rr_AnnualReturn2018	(5.83%)
Annual Return 2019	rr_AnnualReturn2019	25.87%
Annual Return 2020	rr_AnnualReturn2020	19.38%
Annual Return 2021	rr_AnnualReturn2021	23.43%
Annual Return 2022	rr_AnnualReturn2022	(18.61%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance as of 6/30/2023:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	15.30%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.28%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.54%)
1 Year	rr_AverageAnnualReturnYear01	(18.61%)
5 Years	rr_AverageAnnualReturnYear05	7.29%
10 Years	rr_AverageAnnualReturnYear10	10.93%
Class E Shares (NRAEX) | Neuberger Berman Sustainable Equity Fund | Class E | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(20.37%)
5 Years	rr_AverageAnnualReturnYear05	5.14%
10 Years	rr_AverageAnnualReturnYear10	8.93%
Class E Shares (NRAEX) | Neuberger Berman Sustainable Equity Fund | Class E |
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(9.74%)
5 Years	rr_AverageAnnualReturnYear05	5.62%
10 Years	rr_AverageAnnualReturnYear10	8.69%

[1]	Other expenses” are based on estimated expenses for the current fiscal year; actual expenses may vary.
[2]	Neuberger Berman Investment Advisers LLC (“Manager”) has contractually agreed to waive its management fee for the Fund’s Class E shares. This undertaking lasts until 8/31/2024 and may not be terminated during its term without the consent of the Board of Trustees.